INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
INVENTORIES
Products available for sale	$ 139,765	$ 179,905
Goods in transit	23,645	7,763
Raw materials	941	828
Work-in-progress	60	86
Total	$ 164,411	$ 188,582